INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
INTANGIBLE ASSETS AND GOODWILL [abstract]
Amortisation expense	$ 239,924
Amortisation expense allocated to inventory
Disclosure of detailed information about business combination [line items]
Impairment loss on goodwill	5,160,741	$ 0
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Impairment loss on goodwill	$ 5,160,741